Note 13 - Operating Lease Right-of-use Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2025	$161,523
2026	71,240
2027	20,714
Total	$253,477
Discount based on incremental borrowing rate	(22,136)
Operating lease liabilities, including current portion	$231,341